Schedule of revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Revenue Recognition
Consulting services	$ 1,389,200	$ 924,286	$ 2,395,395	$ 3,416,802
Fees from online services	421,841	353,041	1,240,655	354,011
Total revenues	$ 1,811,041	$ 1,277,327	$ 3,636,050	$ 3,770,813	$ 4,721,003	$ 1,753,558